Steven I. Koszalka Secretary American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 | Tel (213) 486-9455 | Fax siik@capgroup.com

February 12, 2016

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Ladies/Gentlemen:

On behalf of American Funds Insurance Series (the “Series”), we hereby file Post-Effective Amendment No. 72 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 72 under the Investment Company Act of 1940 to the Series’ Registration Statement on Form N-1A (such amendments, collectively, the “Amendment”).

On December 4, 2015, shareholders of the Series’ Cash Management Fund (the “Predecessor Fund”) approved a proposal to convert the Predecessor Fund to an ultra-short-term bond fund.  Accordingly, the Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 of the 1933 Act to effect the conversion of the Predecessor Fund to the Ultra-Short Bond Fund (the “Converted Fund”).  We respectfully request that the Amendment becomes effective on May 1, 2016, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to May 1 in order to update certain data and exhibits for the Converted Fund.

If you have any questions about the attached, please telephone Erik Vayntrub at 213/486-9108 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc:	Mark Cowan
Division of Investment Management –
Office of Insurance Products